Notes and Amounts Receivable for Equity Issued (Details Narrative)					2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 10, 2021 USD ($) shares $ / shares	Nov. 10, 2021 USD ($) shares $ / shares $ / shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	May 31, 2022 shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Mar. 31, 2022 $ / shares	Nov. 10, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of options exercised					146,250	50,000		3,910,000
Options exercise price | (per share)						$ 0.08			$ 0.10
Accrued interest income | $						$ 14,149
Accrued interest | $						14,331
Foreign exchange | $						$ 182
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of options exercised					50,000		4,476,667
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						$ 1,184,549
Number of warrants exercised						12,176,667
Number of options exercised						1,810,000
Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						$ 48,087
Promissory Note Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						48,087
Promissory Note Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						48,087
Promissory Note Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						24,044
Promissory Note Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						14,426
Promissory Note Six [Member]
IfrsStatementLineItems [Line Items]
Principal amount | $						$ 189,680
Promissory note agreement [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 95,924	$ 95,924	$ 48,087	$ 48,087						$ 120,000	$ 60,000
Number of warrants exercised	1,000,000	1,000,000	500,000	500,000						1,000,000	500,000
Share price | (per share)	$ 0.10	$ 0.12	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised	1,800,000	1,800,000								1,800,000
Share price | (per share)	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note [Member] | Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised	500,000	500,000								500,000
Share price | (per share)	$ 0.08	$ 0.10
Promissory note agreement [member] | Promissory Note [Member] | Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 48,088	$ 48,088							$ 60,000
Number of warrants exercised			500,000	500,000							500,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 189,680	$ 189,680	$ 19,235	$ 19,235						$ 237,286	$ 24,000
Number of warrants exercised	1,416,667	1,416,667	200,000	200,000						1,416,667	200,000
Share price | (per share)	$ 0.10	$ 0.12	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note [Member] | Chief Executive Officer [Member] | Options [member]
IfrsStatementLineItems [Line Items]
Number of options exercised	500,000	500,000
Options exercise price | (per share)	$ 0.12	$ 0.12								$ 0.15
Promissory note agreement [member] | Promissory Note [Member] | Chief Executive Officer [Member] | Options one [member]
IfrsStatementLineItems [Line Items]
Number of options exercised	320,000	320,000
Options exercise price | (per share)	$ 0.06	$ 0.06								$ 0.08
Promissory note agreement [member] | Promissory Note [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 34,846	$ 34,846								$ 43,592
Number of options exercised	670,000	670,000
Options exercise price | (per share)	$ 0.06	$ 0.06								$ 0.08
Promissory note agreement [member] | Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 146,639	$ 146,639	$ 48,087	$ 48,087						$ 193,443	$ 60,000
Number of warrants exercised			500,000	500,000							500,000
Share price | (per share)			$ 0.10	$ 0.12
Number of options exercised	320,000	320,000
Options exercise price | (per share)	$ 0.08	$ 0.08								$ 0.10
Promissory note agreement [member] | Promissory Note One [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 226,971	$ 226,971							$ 283,200
Number of warrants exercised			2,360,000	2,360,000							2,360,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 48,087	$ 48,087							$ 60,000
Number of warrants exercised			500,000	500,000							500,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 24,044	$ 24,044							$ 30,000
Number of warrants exercised			250,000	250,000							250,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 14,426	$ 14,426							$ 18,000
Number of warrants exercised			150,000	150,000							150,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 144,261	$ 144,261							$ 180,000
Number of warrants exercised			1,500,000	1,500,000							1,500,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Six [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 96,174	$ 96,174							$ 120,000
Number of warrants exercised			1,000,000	1,000,000							1,000,000
Share price | (per share)			$ 0.10	$ 0.12